Leases - statement of profit or loss (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Depreciation charge of rightofuse assets	¥ 88,974,000	¥ 97,924,000	¥ 86,688,000
Interest expenses (included in finance cost)	5,803,000	7,736,000	10,785,000
Total expenses recognised in statement of profit or loss	94,777,000	105,660,000	97,473,000
Cash outflow for leases	97,551,000	101,807,000	76,895,000
Expense recognized in relation to short term leases	¥ 1,412,000	¥ 810,000	¥ 947,000